Restructuring - 2020 Technology Organization Consolidation - Rollforward of Restrucuting Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring expense, net	$ 45,045	$ 24,855	$ 14,781
Technology Organization Consolidation | Severance and related employee costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0
Restructuring expense, net	17,499
Cash payments	(3,506)
Balance at end of period	$ 13,993	$ 0